U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:
                           The GCG Trust
                           1001 Jefferson Street, Suite 400
                           Wilmington, DE  19801


2.       Name of each series or class of funds for which this notice is filed:
                           Multiple Allocation Series
                           Fully Managed Series
                           Limited Maturity Bond Series
                           Hard Assets Series
                           Real Estate Series
                           All-Growth Series
                           Capital Appreciation Series
                           The Fund For Life
                           Emerging Markets Series
                           Rising Dividends Series
                           Market Manager Series
                           Value Equity Series
                           Strategic Equity Series
                           Managed Global Series
                           Small Cap Series
                           Liquid Asset Series

3.       Investment Company Act File Number:  811-5629

         Securities Act File Number:  33-23512


4.       Last day of fiscal year for which this notice is filed:
                           December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                           [   ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
                           N/A


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7.       Number and amount of  securities  of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                           None


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                           None


9.       Number and aggregate sale price of securities sold during the fiscal year:
                           Number:          641,370
                           Sale Price:      $6,636,456

         Pursuant to Instruction B.5 of Form 24F-2, securities sold to unmanaged separate accounts that offer interests that are registered under the Securities Act of 1933, and on which a registration fee has been or will be paid, have been excluded from the securities reported herein. During the fiscal year ended December 31, 1996, the Registrant sold $98,814,306 shares (aggregate sale price: $403,719,829) to such separate accounts.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                           Number:          641,370
                           Sale Price:      $6,636,456


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                           Number:          236,814
                           Sale Price:      $2,493,528


12.      Calculation of registration fee:

         (i)           Aggregate sale price of securities sold
                       during the fiscal year in reliance on
                       rule 24f-2 (from Item 10):                  $6,636,456

         (ii)          Aggregate price of shares issued in
                       connection with dividend reinvestment
                       plans (from Item 11, if applicable):   +     2,493,528
                                                                   ----------



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         (iii)         Aggregate price of shares redeemed
                       or repurchased during the fiscal
                       year (if applicable):                  -     1,351,014
                                                                   ----------

                       [Pursuant to Instruction C.4 of Form 24F-2, shares redeemed from unmanaged separate accounts have not included in the number of shares redeemed provided above.]

         (iv)          Aggregate price of shares redeemed
                       or repurchased and previously
                       applied as a reduction to filing
                       fees pursuant to rule 24e-2
                       (if applicable):                       +     N/A

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)]
                       (if applicable):                            $7,778,970

         (vi)          Multiplier prescribed by Section 6(b)
                       of the Securities Act of 1933 or other
                       applicable law or regulation (see
                       Instruction C.6):                      x     1/3300

         (vii)         Fee due [line (i) or in (v) multiplied
                       by line (vi)]:                              $2,357.26
                                                                  ----------


Instruction:      Issuers  should  complete  lines (ii),  (iii),  (iv),  and (v)
                  only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                  [X]


         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 28, 1997







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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ Marilyn Talman

                                   Marilyn Talman
                                       Assistant Secretary


         Date      March 3, 1997



*Please print the name and title of the signing officer below the signature.